CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net loss	$ (297.7)	$ (198.1)	[1]
Items that may be reclassified subsequently to net earnings (loss):
- Reclassification adjustments related to available-for-sale financial assets	0.0	4.5	[2]
- Effective portion of changes in fair value of cash flow hedges	(15.9)	5.9	[2]
- Reclassification of losses (gains) recorded in earnings	3.4	(0.3)	[2]
- Tax Impact on fair value of hedging instruments	(1.4)	1.3	[2]
- Time value of options contracts excluded from hedge relationship	5.4	(6.0)	[2]
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax	(8.5)	5.4	[2]
Items that will not be reclassified to net earnings (loss):
Changes in the fair value of equity investments at FVOCI	(1.0)	0.0	[2]
Re-measurement of employee benefit plan	(1.0)	1.3	[2]
Total other comprehensive (loss) income	(10.5)	6.7	[2]
Total comprehensive loss	(308.2)	(191.4)	[2]
Attributable to :
Yamana Gold Inc. equity holders	(294.4)	(182.8)	[2]
Non-controlling interests	(13.8)	(8.6)	[2]
Total comprehensive loss	$ (308.2)	$ (191.4)	[2]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.
[2]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.